UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, NE 68114
(Address of principal executive offices) (Zip code)

Edson A. Bridges III
8401 West Dodge Road, Suite 256
Omaha, NE 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual

Shareholder Report

2013

8401 West Dodge Road - 256 Durham Plaza - Omaha, Nebraska 68114
voice: (402) 397-4700   fax: (402) 397-8617   www.bridgesfund.com

This page has been intentionally left blank.

Contents of Report
Page 1	Shareholder Letter
Exhibit 1	Portfolio Transactions During the
Pages 3 – 4	Period from January 1, 2013 through
June 30, 2013
Exhibit 2	Selected Historical Financial Information
Pages 5 – 6
Pages 7 – 8	Expense Example
Page 9	Allocation of Portfolio Holdings
Pages 10 – 24	Financial Statements
Pages 25 – 31	Additional Disclosures

IMPORTANT NOTICES

Must be preceded or accompanied by a Prospectus.

Opinions expressed herein are those of Edson L. Bridges III and are subject to change. They are not guarantees and should not be considered investment advice.

The Price to Earnings (P/E) Ratio is calculated by dividing current price of the stock by the company’s trailing 12 months’ earnings per share.  The S&P 500 Index is a broadly based unmanaged composite of 500 stocks which is widely recognized as representative of price changes for the U.S. equity market in general. The Russell 1000 Growth Index is an unmanaged composite of stocks that measures the performance of the stocks of companies with higher price-to-book ratios and higher forecasted growth values from a universe of the 1,000 largest U.S. companies based on total market capitalization. You cannot invest directly in a specific index.

Earnings growth for a Fund holding does not guarantee a corresponding increase in market value of the holding or the Fund.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for complete information on holdings in the Fund.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

The Bridges Investment Fund is distributed by Quasar Distributors, LLC.

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Bridges Investment Fund, Inc.
256 DURHAM PLAZA
8401 WEST DODGE ROAD
OMAHA, NEBRASKA 68114 - 3453

TELEPHONE 402 - 397 - 4700
FACSIMILE 402 - 397 - 8617

July 5, 2013

Dear Shareholder:

Bridges Investment Fund had a total return of 2.65% in the second quarter of 2013, which lagged the 2.91% total return for the S&P 500 and bettered the 2.06% total return for the Russell 1000 Growth Index over the same period. For the twelve month period ended June 30, 2013, the Fund had a total return of 16.68% versus 20.60% for the S&P 500 and 17.07% for the Russell 1000 Growth Index.  For the three year period ended June 30, 2013, the Fund had an average annual total return of 15.71% versus 18.45% for the S&P 500 and 18.68% for the Russell 1000 Growth Index.  For the five year period ended June 30, 2013, the Fund had an average annual total return of 6.02% versus 7.01% for the S&P 500 and 7.47% for the Russell 1000 Growth Index.  For the ten year period ended June 30, 2013, the Fund had an average annual total return of 5.72% versus 7.30% for the S&P 500 and 7.40% for the Russell 1000 Growth Index.  The Fund’s expense ratio is 0.90%.

Performance data quoted represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance stated above.  Performance data current to the most recent month end may be obtained by calling 866-934-4700.

During the second quarter, we sold FedEx and trimmed our holdings of Apache, Capital One, Caterpillar, Chesapeake Energy, General Electric, and Schlumberger.

We initiated new positions in Ecolab and J.P. Morgan, and added to our positions in Celgene, DaVita, Disney, eBay, Valmont, and Wells Fargo.

After a strong first quarter, stocks moved higher in the second quarter, during which the S&P 500 reached a new all time high of 1687 on May 22, before ending the quarter at 1606, up about 13% for the first half of 2013.

Despite strong performance over the past several years, both in absolute terms, and relative to bonds, we believe equities remain attractively valued.  The S&P 500 currently trades at about 14.6x estimated 2013 earnings of $110 per share, and 13.4x estimated 2014 earnings of $120 per share, versus average long term historic P/E multiples of 15-16x.

We believe the Fund’s portfolio holdings are also attractively valued.  The Fund’s portfolio ended the second quarter trading at 15.2x estimated 2013 earnings and 13.5x estimated 2014 earnings.  Wall Street analysts estimate that the Fund’s companies will grow their earnings at 12-13% annually over the next three to five years, versus consensus earnings growth of 6-7% for the S&P 500.

Shareholder Letter	July 5, 2013

We expect increased equity market volatility during the second half of 2013, but we remain constructive on the longer term outlook for both U.S. stocks in general and the Fund’s portfolio.

Sincerely,

Edson L. Bridges III, CFA
President and Chief Executive Officer

Exhibit 1

BRIDGES INVESTMENT FUND, INC.

PORTFOLIO TRANSACTIONS
DURING THE PERIOD FROM
JANUARY 1, 2013 THROUGH JUNE 30, 2013
(Unaudited)

	Bought or	Held After
Securities	Received	Transactions
Common Stock Unless	$1,000 Par	$1,000 Par
Described Otherwise	Value (M)	Value (M)
	or Shares	or Shares

Actavis Inc.(1)	5,000	15,000
Biogen Idec Inc.	2,000	2,000
BlackRock, Inc.	2,000	6,000
Capital One Financial Corporation	5,000	55,000
Celgene Corporation	7,000	20,000
Chicago Bridge & Iron Company N.V.	2,000	32,000
Cognizant Technology Solutions Corporation	3,000	18,000
DaVita HealthCare Partners Inc.	7,000	7,000
DIRECTV	7,000	40,000
The Walt Disney Company	5,000	25,000
eBay, Inc.	2,000	25,000
Ecolab Inc.	8,000	8,000
Express Scripts Holding Company	3,000	48,000
iShares Core S&P Mid Cap ETF	5,000	40,000
iShares Core S&P Small Cap ETF	5,000	35,000
JPMorgan Chase & Co.	15,000	15,000
Priceline.com Incorporated	300	3,000
Union Pacific Corporation	1,000	27,000
Valmont Industries, Inc.	6,000	6,000
Wells Fargo & Company	5,000	70,000

(1)  Watson Pharmaceuticals Changed Their Name to Actavis on January 24, 2013

Exhibit 1
(Continued)

BRIDGES INVESTMENT FUND, INC.

PORTFOLIO TRANSACTIONS
DURING THE PERIOD FROM
JANUARY 1, 2013 THROUGH JUNE 30, 2013
(Unaudited)

	Sold or	Held After
Securities	Exchanged	Transactions
Common Stock Unless	$1,000 Par	$1,000 Par
Described Otherwise	Value (M)	Value (M)
	or Shares	or Shares

Apache Corporation	5,000	15,000
Capital One Financial Corporation	5,000	50,000
Caterpillar Inc.	3,000	20,000
Chesapeake Energy Corporation	5,000	20,000
FedEx Corp.	10,000	—
General Electric Company	15,000	50,000
MasterCard, Inc.	1,700	9,000
McDonald’s Corporation	2,000	15,000
Nike, Inc. Class B	10,000	—
PepsiCo, Inc.	2,000	13,000
Perrigo Company	6,000	—
Philip Morris International Inc.	2,000	18,000
Schlumberger Limited	3,000	17,000
Visa Inc. Class A	1,500	11,500

Exhibit 2

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION
(Unaudited)

– – – – – – – – – – – Year End Statistics – – – – – – – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
07-01-63	$109,000	10,900	$10.00	$—	$—
12-31-63	159,187	15,510	10.13	.07	—
12-31-64	369,149	33,643	10.97	.28	—
12-31-65	621,241	51,607	12.04	.285	.028
12-31-66	651,282	59,365	10.97	.295	—
12-31-67	850,119	64,427	13.20	.295	—
12-31-68	1,103,734	74,502	14.81	.315	—
12-31-69	1,085,186	84,807	12.80	.36	—
12-31-70	1,054,162	90,941	11.59	.37	—
12-31-71	1,236,601	93,285	13.26	.37	—
12-31-72	1,272,570	93,673	13.59	.35	.08
12-31-73	1,025,521	100,282	10.23	.34	.07
12-31-74	757,545	106,909	7.09	.35	—
12-31-75	1,056,439	111,619	9.46	.35	—
12-31-76	1,402,661	124,264	11.29	.38	—
12-31-77	1,505,147	145,252	10.36	.428	.862
12-31-78	1,574,097	153,728	10.24	.481	.049
12-31-79	1,872,059	165,806	11.29	.474	.051
12-31-80	2,416,997	177,025	13.65	.55	.0525
12-31-81	2,315,441	185,009	12.52	.63	.0868
12-31-82	2,593,411	195,469	13.27	.78	.19123
12-31-83	3,345,988	229,238	14.60	.85	.25
12-31-84	3,727,899	278,241	13.40	.80	.50
12-31-85	4,962,325	318,589	15.58	.70	.68
12-31-86	6,701,786	407,265	16.46	.688	.86227
12-31-87	7,876,275	525,238	15.00	.656	1.03960
12-31-88	8,592,807	610,504	14.07	.85	1.10967
12-31-89	10,895,182	682,321	15.97	.67	.53769
12-31-90	11,283,448	744,734	15.15	.67	.40297
12-31-91	14,374,679	831,027	17.30	.66	.29292
12-31-92	17,006,789	971,502	17.51	.635	.15944
12-31-93	17,990,556	1,010,692	17.80	.6225	.17075
12-31-94	18,096,297	1,058,427	17.10	.59	.17874
12-31-95	24,052,746	1,116,620	21.54	.575	.19289
12-31-96	29,249,488	1,190,831	24.56	.55	.25730
12-31-97	36,647,535	1,262,818	29.02	.5075	.30571
12-31-98	48,433,113	1,413,731	34.26	.44	2.11648

Exhibit 2
(Continued)

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION
(Unaudited)

– – – – – – – – – – – Year End Statistics – – – – – – – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
12-31-99	$69,735,684	1,508,154	$46.24	$.30	$.91088
12-31-00	71,411,520	1,850,301	38.59	.40	.80880716
12-31-01	60,244,912	1,940,494	31.05	.26	—
12-31-02	45,854,541	1,989,769	23.05	.20	—
12-31-03	62,586,435	2,016,560	31.04	.24	—
12-31-04	74,281,648	2,230,038	33.31	.305	—
12-31-05	80,715,484	2,305,765	35.01	.2798	—
12-31-06	82,754,479	2,336,366	35.42	.2695	—
12-31-07	77,416,617	2,258,380	34.28	.2364	2.5735
12-31-08	49,448,417	2,257,410	21.91	.2603	—
12-31-09	67,435,343	2,303,377	29.28	.17	—
12-31-10	75,014,486	2,307,301	32.51	.126	—
12-31-11	73,779,028	2,266,478	32.55	.1586	—
12-31-12	83,361,384	2,256,216	36.95	.207	—

– – – – Current Six Months Compared to Same Six Months in Prior Year – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
06-30-12	$79,224,905	2,242,474	$35.33	$.08	—
06-30-13	93,082,924	2,271,697	40.98	.10	—

BRIDGES INVESTMENT FUND, INC.

EXPENSE EXAMPLE

JUNE 30, 2013
(Unaudited)

As a shareholder of the Bridges Investment Fund, Inc., you incur ongoing costs, including management fees; services fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2013 – June 30, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2013 –
	January 1, 2013	June 30, 2013	June 30, 2013
Actual	$1,000.00	$1,111.80	$4.54
Hypothetical
(5% return before expenses)	1,000.00	1,020.50	4.34

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

BRIDGES INVESTMENT FUND, INC.

ALLOCATION OF PORTFOLIO HOLDINGS

PERCENTAGE OF TOTAL INVESTMENTS

JUNE 30, 2013
(Unaudited)

COMPONENTS OF PORTFOLIO HOLDINGS

Common Stock	$82,412,240
Exchange Traded Funds	8,551,550
Corporate Bonds	1,655,612
Short Term Investments	1,195,227
Total	$93,814,629

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2013
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS – 88.54%
Ambulatory Health Care Services – 0.91%
DaVita Healthcare Partners, Inc. (a)	7,000	$829,558	$845,600
Amusement, Gambling, and Recreation Industries – 1.70%

The Walt Disney Co.	25,000	$1,095,036	$1,578,750
Beverage and Tobacco Product Manufacturing – 3.76%

Altria Group, Inc.	25,000	$478,400	$874,750
PepsiCo, Inc.	13,000	632,331	1,063,270
Philip Morris International, Inc.	18,000	628,549	1,559,160
		$1,739,280	$3,497,180
Broadcasting (except Internet) – 2.65%
DIRECTV (a)	40,000	$1,657,230	$2,464,800
Chemical Manufacturing – 3.67%
Actavis, Inc. (a)	15,000	$1,309,354	$1,893,300
Allergan, Inc.	10,000	412,855	842,400
Ecolab, Inc.	8,000	687,005	681,520
		$2,409,214	$3,417,220
Computer and Electronic Product Manufacturing – 10.58%

Apple, Inc.	11,000	$1,283,013	$4,356,880
EMC Corp. (a)	65,000	1,595,462	1,535,300
QUALCOMM, Inc.	50,000	2,174,726	3,054,000
Waters Corp. (a)	9,000	472,047	900,450
		$5,525,248	$9,846,630
Couriers and Messengers – 0.93%
United Parcel Service, Inc. – Class B	10,000	$671,348	$864,800
Credit Intermediation and Related Activities – 7.33%

Capital One Financial Corp.	50,000	$1,579,084	$3,140,500

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of the value of net assets.
(a)	Non Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2013
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS (Continued)
Credit Intermediation and Related Activities – 7.33% (Continued)

JPMorgan Chase & Co.	15,000	$819,921	$791,850
Wells Fargo & Co.	70,000	1,821,947	2,888,900
		$4,220,952	$6,821,250
Food Services and Drinking Places – 2.65%
McDonald’s Corp.	15,000	$1,130,056	$1,485,000
Starbucks Corp.	15,000	561,001	982,350
		$1,691,057	$2,467,350
Health and Personal Care Stores – 3.18%
Express Scripts Holding Co. (a)	48,000	$1,210,860	$2,961,120
Heavy and Civil Engineering Construction – 2.05%

Chicago Bridge & Iron Co. N.V.	32,000	$1,135,154	$1,909,120
Insurance Carriers and Related Activities – 2.40%
Berkshire Hathaway, Inc. – Class B (a)	20,000	$678,649	$2,238,400
Machinery Manufacturing – 4.62%
Caterpillar, Inc.	20,000	$1,126,404	$1,649,800
General Electric Co.	50,000	746,325	1,159,500
Roper Industries, Inc.	12,000	547,802	1,490,640
		$2,420,531	$4,299,940
Nonstore Retailers – 2.43%
Amazon.com, Inc. (a)	3,500	$565,147	$971,915
eBay, Inc. (a)	25,000	915,819	1,293,000
		$1,480,966	$2,264,915
Oil and Gas Extraction – 3.64%
Anadarko Petroleum Corp.	20,000	$1,335,558	$1,718,600
Apache Corp.	15,000	1,188,510	1,257,450
Chesapeake Energy Corp.	20,000	435,079	407,600
		$2,959,147	$3,383,650

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of the value of net assets.
(a)	Non Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2013
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS (Continued)
Other Information Services – 3.78%
Google, Inc. – Class A (a)	4,000	$1,691,413	$3,521,480
Petroleum and Coal Products Manufacturing – 2.92%

Chevron Corp.	23,000	$1,061,445	$2,721,820
Professional, Scientific, and Technical Services – 16.21%

Accenture PLC – Class A	20,000	$1,123,676	$1,439,200
Biogen Idec, Inc. (a)	2,000	344,562	430,400
Celgene Corp. (a)	20,000	1,651,657	2,338,200
Cognizant Technology
Solutions Corp. – Class A (a)	18,000	1,245,560	1,126,980
Mastercard, Inc.	9,000	1,612,127	5,170,500
priceline.com, Inc. (a)	3,000	1,554,059	2,481,390
Visa, Inc.	11,500	838,573	2,101,625
		$8,370,214	$15,088,295
Publishing Industries (except Internet) – 1.11%
Microsoft Corp.	30,000	$921,971	$1,035,900
Rail Transportation – 4.48%
Union Pacific Corp.	27,000	$1,725,558	$4,165,560
Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 2.83%

Blackrock, Inc.	6,000	$1,191,188	$1,541,100
T. Rowe Price Group, Inc.	15,000	725,747	1,097,250
		$1,916,935	$2,638,350
Support Activities for Mining – 1.31%
Schlumberger Ltd.	17,000	$1,345,023	$1,218,220
Telecommunications – 0.92%
Valmont Industries, Inc.	6,000	$903,459	$858,540

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of the value of net assets.
(a)	Non Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2013
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS (Continued)
Transportation Equipment Manufacturing – 2.48%

Eaton Corp. PLC	35,000	$1,816,696	$2,303,350

TOTAL COMMON STOCKS
(Cost $49,476,944)		$49,476,944	$82,412,240

EXCHANGE TRADED FUNDS – 9.19%
Funds, Trusts, and Other
Financial Vehicles – 9.19%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$4,620,000
iShares Core S&P Small-Cap ETF	35,000	2,407,647	3,160,150
iShares MSCI Emerging Markets ETF	20,000	827,798	771,400

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,920,211)		$6,920,211	$8,551,550

	Principal
	Amount	Cost	Value
CORPORATE BONDS – 1.78%
Broadcasting (except Internet) – 0.25%
Comcast Corp.
6.500%, 01/15/2017	200,000	$199,592	$232,316
Building Material and Garden Equipment and Supplies Dealers – 0.24%

Home Depot, Inc.
5.400%, 03/01/2016	200,000	$191,398	$222,857
Funds, Trusts, and Other Financial Vehicles – 0.34%

Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	$264,169	$316,401

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of the value of net assets.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2013
(Unaudited)

	Principal
Title of Security	Amount	Cost	Value
CORPORATE BONDS (Continued)
General Merchandise Stores – 0.35%
JC Penney Corp., Inc.
7.400%, 04/01/2037	400,000	$400,851	$325,000
Machinery Manufacturing – 0.32%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$252,527	$297,432
Oil and Gas Extraction – 0.28%
Anadarko Petroleum Corp.
7.625%, 03/15/2014	250,000	$247,953	$261,606

TOTAL CORPORATE BONDS
(Cost $1,556,490)		$1,556,490	$1,655,612

	Shares	Cost	Value
SHORT-TERM INVESTMENTS – 1.28%
Mutual Fund – 1.28%
SEI Daily Income Trust
Treasury Fund, 0.01% (b)	1,195,227	$1,195,227	$1,195,227

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,195,227)		$1,195,227	$1,195,227

TOTAL INVESTMENTS – 100.79%		$59,148,872	$93,814,629
LIABILITIES IN EXCESS
OF OTHER ASSETS – (0.79)%			(731,705)
TOTAL NET ASSETS – 100.00%			$93,082,924

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of the value of net assets.
(b)	Variable rate security: the rate shown is the effective rate as of June 30, 2013.

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2013
(Unaudited)

ASSETS:
Investments in securities, at fair value (cost: $59,148,872)	$93,814,629
Receivables
Investments sold	269,069
Dividends and interest	138,112
Fund shares issued	2,879
Prepaid Expenses	9,643

TOTAL ASSETS	$94,234,332

LIABILITIES:
Payables
Investments purchased	$951,954
Distribution to shareholders	15,239
Advisory fees	109,359
Payable to directors	16,888
Withholding tax payable	240
Accrued expenses	57,728

TOTAL LIABILITIES	$1,151,408

TOTAL NET ASSETS	$93,082,924

NET ASSETS CONSIST OF:
Capital stock	$56,378,563
Accumulated undistributed net investment income	28,744
Accumulated undistributed net realized gain on investments	2,009,860
Unrealized appreciation on investments	34,665,757

TOTAL NET ASSETS	$93,082,924

SHARES OUTSTANDING
($0.0001 par value; 100,000,000 shares authorized)	2,271,697

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$40.98

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2013
(Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign tax withheld of $480)	$578,438
Interest income	56,831

Total investment income	$635,269

EXPENSES:
Advisory fees	$226,941
Administration fees	55,133
Fund accounting fees	24,255
Dividend disbursing and transfer agent fees	21,869
Independent director’s expenses and fees	16,888
Professional Services	16,756
Other	12,363
Printing and supplies	7,717
Custody fees	5,909
Taxes and licenses	729

Total expenses	$388,560
NET INVESTMENT INCOME	$246,709

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,942,686

Net change in unrealized appreciation on investments	7,143,187

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,085,873

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,332,582

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2013 AND 2012
(Unaudited)

	2013	2012
OPERATIONS:
Net investment income	$246,709	$191,789
Net realized gain on investments	1,942,686	2,021,368
Net increase in unrealized
appreciation on investments	7,143,187	4,302,883

Net increase in net assets
resulting from operations	$9,332,582	$6,516,040

Net equalization of debits/credits	444	(2,069)

Distributions to shareholders:
From net investment income	(226,861)	(179,125)

Total distributions	$(226,861)	$(179,125)
Capital Share Transactions:
Net increase/(decrease) in net assets
from capital share transactions	615,375	(888,969)

Total Increase in Net Assets	$9,721,540	$5,445,877

NET ASSETS:
Beginning of the Period	$83,361,384	$73,779,028
End of the Period (including undistributed net
investment income of $28,744 and $10,595 respectively)	$93,082,924	$79,224,905

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

	For the Six
	Months Ended
	June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008

Net asset value,
beginning of period	$36.95		$32.55	$32.51	$29.28	$21.91	$34.28
Income (loss) from investment operations:
Net investment income1	0.11		0.21	0.16	0.14	0.17	0.25
Net realized and unrealized
gain/(loss) on investments	4.02		4.40	0.04	3.22	7.37	(12.36)
Total from
investment operations	4.13		4.61	0.20	3.36	7.54	(12.11)

Less dividends and distributions:
Dividends from net
investment income	(0.10)		(0.21)	(0.16)	(0.13)	(0.17)	(0.25)
Distributions from
net realized gains	—		—	—	—	—	—
Distributions from
tax return of capital	—		—	—	—	—	(0.01)
Total dividends
and distributions	(0.10)		(0.21)	(0.16)	(0.13)	(0.17)	(0.26)

Net asset value, end of period	$40.98		$36.95	$32.55	$32.51	$29.28	$21.91

Total return	11.18	%2	14.16%	0.62%	11.50%	34.61%	(35.47%)

Supplemental data and ratios:
Net assets, end of period
(in thousands)	$93,083		$83,361	$73,779	$75,014	$67,435	$49,448
Ratio of net expenses
to average net assets:	0.87	%3	0.88%	0.88%	0.90%	1.02%	0.77%
Ratio of net investment income
to average net assets:	0.55	%3	0.58%	0.47%	0.42%	0.63%	0.86%
Portfolio turnover rate	6.2%		17.0%	26.6%	26.3%	18.2%	23.4%

See accompanying Notes to the Financial Statements.

1	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
2	Not Annualized.
3	Annualized.

BRIDGES INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013
(Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Bridges Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation.  In pursuit of that objective, the Fund invests primarily in common stocks.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investments –

Security transactions are recorded on trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discount and premium on fixed income securities is accreted or amortized into interest income using the effective interest method.

The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities.

Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of investments at fair value based on quoted market prices. Bonds and other fixed-income securities (other than the short-term securities) are valued using the bid price provided by an independent pricing service.  Other securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If no sales were reported on that day, quoted market price represents the closing bid price.

Securities for which prices are not readily available were valued by the Fund’s valuation committee (the “Valuation Committee”) at a fair value determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.

The Valuation Committee concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Valuation Committee believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Valuation Committee shall continuously monitor for significant events that might necessitate the use of fair value procedures.

B.	Federal Income Taxes –

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies (“RICs”) to distribute all of its taxable income to shareholders.  Therefore, no Federal income tax provision for the Fund is required.  Under applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign securities.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.  The Fund has reclassified the components of its capital accounts for the year ended December 31, 2012 by increasing accumulated investment income by $2,333 and decreasing capital stock by $2,333.

The Fund has not recorded any liability for material unrecognized tax benefits as of June 30, 2013.  It is the Fund’s policy to recognize accrued interest and penalties related to uncertain benefits in income taxes as appropriate.  Tax years that remain open to examination by major jurisdiction include tax years ended December 31, 2009 through December 31, 2012.

C.	Distribution To Shareholders –
The Fund pays dividends to shareholders on a quarterly basis on the ex-dividend date. Distribution of net realized gains, if any, are made on an annual basis to shareholders on the ex-dividend date.
D.	Equalization –

The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income.  As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

E.	Use of Estimates –

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

F.	Fair Value Measurements –

GAAP defines fair value as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical investments.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the six months ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the six months ended June 30, 2013, no securities held by the fund were deemed as Level 3.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$82,412,240	$—	$—	$82,412,240
Exchange Traded Funds	8,551,550	—	—	8,551,550
Corporate Bonds	—	1,655,612	—	1,655,612
Short-Term Investments	1,195,227	—	—	1,195,227
Total Investments
in Securities	$92,159,017	$1,655,612	$—	$93,814,629

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2013.  Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

(2)	INVESTMENT ADVISORY CONTRACT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Contract, Bridges Investment Management, Inc. (the “Investment Adviser”) furnishes investment advisory services for the Fund.  In return, the Fund has agreed to pay the Investment Adviser a management fee computed on a quarterly basis at the rate of 1/8 of 1% of the average month-end net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum.  Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.  These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.  For the six months ended June 30, 2013, the Fund incurred $226,941 in advisory fees.

The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year.  Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.  There were no amounts reimbursed during the six months ended June 30, 2013.

The Fund has entered into a Board-approved contract with the Investment Adviser in which the Investment Adviser acts as primary administrator to the Fund at an annual rate of $42,000.  U.S. Bancorp Fund Services, LLC acts as sub-administrator to the Fund, and for its services, receives an annual fee at the rate of 0.065% for the first $50 million of the Fund’s average net assets, 0.050% on the next $50 million of average net assets, and 0.04% on the balance, subject to an annual minimum of $40,000.  These administrative expenses are shown as Administration Fees on the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

(3)	SECURITY TRANSACTIONS
The cost of long-term investment purchases during the six months ended June 30, 2013 and 2012, was:

	2013	2012
Non U.S. government securities	$8,248,371	$8,381,282

Net proceeds from sales of long-term investments during the six months ended June 30, 2013 and 2012, were:

	2013	2012
Non U.S. government securities	$5,499,820	$9,911,649

There were no long-term U.S. government transactions for the six months ended June 30, 2013 and 2012.

(4)	NET ASSET VALUE
The net asset value per share represents the effective price for all subscription and redemptions.

(5)	CAPITAL STOCK
Shares of capital stock issued and redeemed during the six months ended June 30, 2013 and 2012, were as follows:

	2013	2012
Shares sold	49,956	36,114
Shares issued to shareholders in
reinvestment of net investment income	4,962	4,337
	54,918	40,451
Shares redeemed	(39,437)	(64,455)
Net increase/(decrease)	15,481	(24,004)

Value of capital stock issued and redeemed during the six months ended June 30, 2013 and 2012, was as follows:

	2013	2012
Shares sold	$1,985,414	$1,299,283
Shares issued to shareholders in
reinvestment of net investment income	201,313	157,619
		2,186,727
	1,456,902
Shares redeemed	(1,571,352)	(2,345,871)
Net increase/(decrease)	$615,375	$(888,969)

(6)	DISTRIBUTIONS TO SHAREHOLDERS

On March 28, 2013 and June 28, 2013, cash distributions were declared from net investment income accrued through March 28, 2013 and June 28, 2013, respectively.  These distributions were calculated as $0.04 and $0.06 per share.  The dividends were paid on March 28, 2013 and June 28, 2013, to shareholders of record on March 27, 2013 and June 27, 2013.

(7)	FEDERAL INCOME TAX INFORMATION
The tax character of distributions during the years ended December 31, 2012 and 2011 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
12/31/12	$465,276	$—
12/31/11	$363,000	—

As of December 31, 2012, the components of the tax basis cost of investments and net unrealized appreciation were as follows:

Federal tax cost of investments	$55,930,186
Unrealized appreciation	$28,377,683
Unrealized depreciation	(882,914)
Net unrealized appreciation	$27,494,769

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$27,494,769
Undistributed ordinary income	$8,452
Undistributed long term gains	94,975
Distributable earnings	103,427
Other accumulated loss	—
Total accumulated capital earnings	$27,598,196

The Fund utilized $835,256 of prior capital loss carryovers during the year ended December 31, 2012 and has no remaining capital loss carryovers.  At December 31, 2012, the Fund did not defer any post-October losses.

(8)	RESULTS OF THE MEETING OF SHAREHOLDERS OF THE FUND

A special meeting of the Fund’s shareholders was held on March 26, 2013. The matter voted on by the shareholders and the results of the vote at the shareholders meeting were as follows:

					% of Fund’s
				% of	Outstanding
			Shares	Shares	Shares
			Voted	Voted	Voted
1.	To ratify the prior appointment of	For	1,613,830	99.96%	71.08%
	Edson L. Bridges to the Board of Directors.	Withheld	600	0.04%	0.03%

2.	To ratify the prior appointment of	For	1,613,830	99.96%	71.08%
	Robert W. Bridges to the Board of Directors.	Withheld	600	0.04%	0.03%

3.	To ratify the prior appointment of	For	1,613,603	99.95%	71.07%
	Nathan P. Dodge III to the Board of Directors.	Withheld	827	0.05%	0.04%

4.	To ratify the prior appointment of	For	1,613,830	99.96%	71.08%
	Adam M. Koslosky to the Board of Directors.	Withheld	600	0.04%	0.03%

5.	To ratify the prior appointment of	For	1,613,830	99.96%	71.08%
	Michael C. Meyer to the Board of Directors.	Withheld	600	0.04%	0.03%

6.	To ratify the prior appointment of	For	1,613,830	99.96%	71.08%
	Gary L. Peterson to the Board of Directors.	Withheld	600	0.04%	0.03%

7.	To ratify the prior appointment of	For	1,613,830	99.96%	71.08%
	Robert Slezak to the Board of Directors.	Withheld	600	0.04%	0.03%

8.	To approve the appointment of	For	1,613,830	99.96%	71.08%
	Kelly A. Walters to the Board of Directors.	Withheld	600	0.04%	0.03%

9.	To approve the appointment of	For	1,612,425	99.88%	71.02%
	Lyn Wallin Ziegenbein to the
	Board of Directors.	Withheld	2,005	0.12%	0.09%

ADDITIONAL DISCLOSURES
(Unaudited)

Shareholder Notification of Federal Tax Status

The Bridges Investment Fund designated 100% of dividends declared during the fiscal year ended December 31, 2012 as dividends qualifying for the dividends received deduction available to corporate shareholders.

Availability of Quarterly Portfolio Holdings Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the First and Third Quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov or can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.) These reports can also be obtained from the Fund by sending an e-mail to fund@bridgesinv.com or calling 1-800-939-8401.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and/procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and a report on how the Fund voted such proxies during the 12-month period ended June 30, 2012 can be obtained by request and without charge from the Fund by sending an e-mail to fund@bridgesinv.com or calling 1-800-939-8401, or from the SEC’s website at http://www.sec.gov.

Disclosure Regarding Fund Trustees and Officers

**Disinterested Persons
Also Known As Independent Directors**
Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Nathan Phillips	Mr. Dodge is the Executive Vice President of N.P. Dodge Company.
Dodge III	He has worked at N.P. Dodge Company since October, 1993. Mr.
Age: 49	Dodge is also a principal officer and director of a number of subsidiary and affiliated companies in the property management, insurance, and
Director	real estate syndication fields. Mr. Dodge became a Director of
(2010 – present)	Lauritzen Corp. in 2008 and of First State Bank of Loomis in 2003.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*

Adam M. Koslosky	Mr. Koslosky is the President and Chief Executive Officer of Magnolia
Age: 56	Metal Corporation. Magnolia Metal Corporation is a bronze bearing manufacturer located in Omaha, Nebraska. Mr. Koslosky commenced
Director	his career with Magnolia Metal Corporation in 1978. Mr. Koslosky
(2007 – present)	also is a general partner of Mack Investments, Ltd., a privately held investment company located in Omaha, Nebraska. He has been a
Director of Nebraska Methodist Hospital Foundation since 1993. Mr.
Koslosky has been determined to be an “audit committee financial expert” within the meaning of the Sarbanes Oxley Act of 2002 and the regulations related thereto by the Fund’s Board of Directors. Mr.
Koslosky serves as the Chairman of the Fund’s Audit Committee.

Michael C. Meyer	Michael C. Meyer was elected Chairman of the Board on
Age: 54	April 10, 2012. Beginning March 1, 2013, Mr. Meyer transitioned to
Vice President of Finance at Tenaska, Inc., on a part-time basis, and
Director	joined McCarthy Capital Corporation as Operating Partner. McCarthy
(2008 – present)	Capital is an Omaha based private equity firm focused on lower middle market companies. Prior to his current positions, Mr. Meyer was Vice
Chairman	President of Asset Management at Tenaska and has held several
(2012 – present)	positions at Tenaska since commencing employment there in 1995.

Tenaska is a privately held energy company that develops, constructs, owns, and operates large-scale non-utility power plants.  Tenaska also markets natural gas, electricity and biofuels products and provides associated energy risk management services; provides management and operation services to private equity partnerships; and engages in natural gas exploration, production and associated transportation systems.  In his 30-plus years of financial and operations management experience in the banking and energy industries, Mr. Meyer has held positions with the United States Treasury Department’s Office of the Comptroller of the Currency, the Farm Credit System and the First National Bank of Omaha.

Gary L. Petersen	Mr. Petersen is the retired President of Petersen Manufacturing Co.
Age: 70	Inc. of DeWitt, Nebraska. Mr. Petersen commenced employment with the company in February, 1966. He became President in May, 1979,
Director	and retired in June, 1986. Petersen Manufacturing Co. Inc. produced a
(1987 – present)	broad line of hand tools for national and worldwide distribution under the brand names Vise-Grip, Unibit, Prosnip, and Punch Puller. Mr.
Petersen serves as Chairman of the Fund’s Administration and
Nominating Committee.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*

Robert Slezak	Mr. Slezak was elected Vice Chairman on April 10, 2012. Mr. Slezak
Age: 55	is currently an independent management consultant, and has been since
November 1999. Prior to that, Mr. Slezak served as Vice President,
Director	Chief Financial Officer and Treasurer of the Ameritrade Holding
(2008 – present)	Corporation from January 1989 to November 1999 and as a director from October 1996 to September 2002. Mr. Slezak currently serves as
Vice Chairman	a member of the board of directors of United Western Bancorp, Inc.
(2012 – present)	and Xanadoo Company, a provider of wireless communication
services. Mr. Slezak has been determined to be an “audit committee financial expert” within the meaning of the Sarbanes Oxley Act of 2002 and the regulations related thereto by the Fund’s Board of Directors.

Kelly A. Walters	Mr. Walters is currently Director, President and Chief Executive
Age: 52	Officer (“CEO”) of Supertel Hospitality, Inc. (“Supertel”), a NASDAQ
listed hospitality real estate investment trust based in Norfolk,
Director	Nebraska. Mr. Walters joined Supertel in April 2009 as President and
(2013 – present)
CEO, and was elected to the Supertel Board of Directors in April 2010. Prior to joining Supertel, Mr. Walters was the Senior Vice President of Capital Markets at Investors Real Estate Trust (“IRET”) from October 2006 to March 2009. Prior to IRET, Mr. Walters was a Senior Vice President and Chief Investment Officer of Magnum Resources, Inc. (“Magnum”), a privately held real estate investment and operating company, from 1996 to 2006. Prior to Magnum, Mr. Walters was a Deputy Manager of Brown Brother Harriman from 1993 to 1996, an Investment Manager at Peter Kiewit Sons, Inc. from 1985 to 1993, and a stockbroker at Piper, Jaffrey and Hopwood from 1983 to 1985.

Lyn Wallin Ziegenbein	Lyn Wallin Ziegenbein is an attorney, and from March 1983 until May
Age: 61	of 2013 served as the Executive Director of the Peter Kiewit
Foundation, a private foundation awarding charitable grants throughout
Director	Nebraska and portions of Iowa and Wyoming. She now serves in an
(2013 – present)
emerita position at the Foundation and continues to work on active and special projects for the Foundation. Ms. Ziegenbein has served on the Board of Directors of Assurity Life Insurance Company since 1984.  She also served on the Federal Reserve Bank of Kansas City’s Omaha Branch Board of Directors from 2006 to 2011, the last year as Chair.  Ms. Ziegenbein’s prior experience also includes serving as a director of Norwest Bank Nebraska and Lincoln Telephone and Telegraph.  Ms. Wallin Ziegenbein served as an Assistant United States Attorney for Nebraska from 1978 to 1982.

*	Except as otherwise indicated, each individual has held the position shown or other positions in the same company for the last five years.

The address for all Fund Directors is 256 Durham Plaza, 8401 West Dodge Road, Omaha, Nebraska 68114.

Interested Person Directors and Officers

The following Directors and Officers are interested persons of the Fund.  The determination of an interested person is based on the definition in Section 2(a)(19) of the Investment Company Act of 1940 and Securities and Exchange Commission Release (Release No. IC-24083, dated October 14, 1999), providing additional guidance to investment companies about the types of professional and business relationships that may be considered to be material for purposes of Section 2(a)(19).

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*

Edson L.	Since December 2000, Mr. Bridges has been President, Chief
Bridges III, CFA	Executive Officer, and Director of Bridges Investment Management,
Age: 55	Inc. Since August of 1983, Mr. Bridges was a full-time member of the professional staff of Bridges Investment Counsel, Inc. where he has
President	served as Executive Vice President since 1993. Mr. Bridges is also a
(1997 – present)	Director of that firm. Mr. Bridges has been responsible for securities research and the investment management for an expanding base of
Chief Executive	discretionary management accounts, including the Fund, for more than
Officer	15 years. Mr. Bridges was elected President of Bridges Investment
(2004 – present)	Fund, Inc. on April 11, 1997, and he assumed the position of Portfolio
Manager at the close of business on that date. Mr. Bridges became
Director	Chief Executive and Investment Officer of the Fund on April 13, 2004.
(1991 – present)	Mr. Bridges is Chairman and a director of Bridges Investor Services,
Inc. and Chairman of the Board and a director of Provident Trust
Company. Mr. Bridges became a Director of Stratus Fund, Inc., an open-end, regulated investment company located in Lincoln, Nebraska, in October, 1990 and is Chairman of the Audit Committee of the
Stratus Fund.

Robert W.	Mr. Bridges is a Director and Senior Equity Analyst at Sterling Capital
Bridges, CFA	Management LLC. Sterling Capital Management LLC, located in
Age: 47	Charlotte, North Carolina, is an investment management company founded in 1970. Mr. Bridges commenced his career with Sterling
Director	Capital Management, LLC in 1996 and served in a variety of
(2007 – present)	capacities including client service, systems integration, and compliance before assuming his current position in 2000. Mr. Bridges has been a Director of Bridges Investment Counsel, Inc. since
December 2006, and a Director of Provident Trust Company since
2007. Prior to joining Sterling, Mr. Bridges served in accounting, research analysis and several other roles for Bridges Investment
Counsel, Inc. for six years. Mr. Bridges earned his B.S. in Business from Wake Forest University, and became a CFA charter holder in
2003.

Additional Officers of the Fund
Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*

Edson L.	Mr. Bridges was elected Chairman Emeritus on April 15, 2006. Mr.
Bridges II, CFA	Bridges had previously served as Chairman, Vice-Chairman, Chief
Age: 81	Executive Officer, and President of the Fund. Mr. Bridges was
replaced by Edson L. Bridges III as Chief Executive Officer of the
Chairman Emeritus	Fund on April 13, 2004. Since December 2000, Mr. Bridges has
(2006 – present)	served as a director of Bridges Investment Management, Inc. In
September, 1959, Mr. Bridges became associated with the predecessor
Vice-Chairman	firm to Bridges Investment Counsel, Inc. and is presently the President,
(2005 – 2006)	Director, CEO, and Chief Compliance Officer of Bridges Investment
Counsel, Inc. Mr. Bridges is also President and Director of Bridges
Chairman	Investor Services, Inc., and is President, Director, and Chief Executive
(1997 – 2005)	Officer of Provident Trust Company, chartered to conduct business on
March 11, 1992.
Chief Executive
Officer
(1997 – 2004)

President
(1970 – 1997)

Director
(1963 – 2007)

Nancy K. Dodge	Ms. Dodge has been an employee of Bridges Investment Management,
Age: 52	Inc. since 1994, where she serves as a Senior Vice President. After joining Bridges Investment Counsel, Inc. in January of 1980, her
Treasurer	career progressed through the accounting department of that Firm, to
(1986 – present)	her present position as Senior Vice President of Investor Support and
Fund Services. Ms. Dodge is the person primarily responsible for
Chief Compliance	overseeing day to day operations for the Fund, and she is also the key
Officer	person for handling relations with shareholders, the custodian bank,
(2006 – present)	transfer agent, and the auditor. She was appointed Chief Compliance
Officer of the Fund, as of November 21, 2006. Ms. Dodge is a Senior
Vice President and Director of Bridges Investor Services, Inc., and a
Vice President and Trust Officer for Provident Trust Company.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*

Brian	Mr. Kirkpatrick has been an employee of Bridges Investment
Kirkpatrick, CFA	Management since 1994. Mr. Kirkpatrick serves as a Senior Vice
Age: 41	President, Director of Research, Chief Compliance Officer, and
Director of Bridges Investment Management. Having joined Bridges
Executive Vice	Investment Counsel, Inc. on August 24, 1992, He is a Senior Vice
President	President of Bridges Investment Counsel, and has been a full-time
(2006 – present)	member of the professional staff of Bridges Investment Counsel, Inc., responsible for securities research, and the investment management for
Vice President	an expanding base of discretionary management accounts, including
(2000 – 2006)	the Fund, for more than 15 years. Mr. Kirkpatrick was appointed Sub
Portfolio Manager of the Fund on April 12, 2005. Mr. Kirkpatrick also serves as a Vice President for Provident Trust Company.

Mary Ann Mason	Ms. Mason has been an employee of Bridges Investment Management
Age: 61	since 1994, where she currently serves as Senior Vice President,
Corporate Secretary, and Treasurer. She joined Bridges Investment
Secretary	Counsel, Inc. in June 1981, and currently is Senior Vice President,
(1987 – present)
Corporate Secretary and Treasurer of such entity, and the Secretary, Treasurer and Director of Bridges Investor Services, Inc.  Ms. Mason also acts as Vice President, Secretary and Treasurer for Provident Trust

Company.

Linda Morris	Ms. Morris has been an employee of Bridges Investment Management,
Age: 46	Inc. since 1994. Having joined Bridges Investment Counsel, Inc. in
August 1992, her career has been largely in the client accounting area
Assistant Treasurer	where she currently serves as Associate Director of Accounting.
(1999 – present)	Ms. Morris was elected Assistant Treasurer of the Fund in April 1999. Ms. Morris is also a Trust Assistant for Provident Trust Company.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*

Trinh Wu	Ms. Wu has been an employee of Bridges Investment Management and
Age: 56	has served Bridges Investment Counsel, Inc. since February 1, 1997.
Ms. Wu has functioned as the lead accountant for the day to day
Controller	operation of the Fund. Ms. Wu currently is the Senior Accountant of
(2001 – present)	Bridges Investment Counsel, Inc. Prior to her employment at Bridges
Investment Management, Inc., Ms. Wu performed operating and
accounting activities for 17 years in the Estate and Trust Department of the predecessor institutions to U.S. Bank, N.A. Nebraska. Ms. Wu was elected to the position of Controller of the Fund at the October 16,
2001 meeting of the Board of Directors.

*	Except as otherwise indicated, each individual has held the position shown or other positions in the same company for the last five years.

The address for all Fund Officers is 256 Durham Plaza, 8401 West Dodge Road, Omaha, Nebraska 68114.

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available at the Fund’s website, www.bridgesfund.com, or by calling 1-800-939-8401.

BRIDGES INVESTMENT FUND, INC.
8401 West Dodge Road
Omaha, Nebraska 68114

Telephone  402-397-4700
Facsimile  402-397-8617

Directors
Edson L. Bridges III	Gary L. Petersen
Robert W. Bridges	Robert Slezak
Nathan Phillips Dodge III	Kelly A. Walters
Adam M. Koslosky	Lyn Wallin Ziegenbein
Michael C. Meyer

Officers
Michael C. Meyer	Chairman and Lead Independent Director
Edson L. Bridges II	Chairman Emeritus
Edson L. Bridges III	President and Chief Executive and
Investment Officer
Brian M. Kirkpatrick	Executive Vice President
Mary Ann Mason	Secretary
Nancy K. Dodge	Treasurer and Chief Compliance Officer
Linda J. Morris	Assistant Treasurer
Trinh Wu	Controller

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Corporate Counsel	Counsel to Independent Directors
Baird, Holm, LLP	Koley Jessen P.C.
Attorneys at Law	Attorneys at Law
1500 Woodmen Tower	One Pacific Place, Suite 800
Omaha, Nebraska 68102	1125 South 103 Street
Omaha, Nebraska 68124

Special Counsel	Distributor
Ballard, Spahr, Andrews & Ingersoll, LLP	Quasar Distributors, LLC
1225 Seventeenth Street, Suite 2300	615 East Michigan Street
Denver, Colorado 80202	Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1      of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 3, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)*                    /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date     8/16/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date     8/16/2013

By (Signature and Title)*                    /s/ Brian M. Kirkpatrick
Brian M. Kirkpatrick, Executive Vice President

Date     8/16/2013

By (Signature and Title)*                    /s/ Nancy K. Dodge
Nancy K. Dodge, Treasurer, CCO

Date     8/16/2013

* Print the name and title of each signing officer under his or her signature.